FundX Aggressive ETF
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 97.6%	Shares		Value
Aggressive Funds - 15.0%
Avantis International Small Cap Value ETF	13,556		$ 1,396,946
Avantis U.S. Small Cap Value ETF	8,788		1,096,391
Invesco Nasdaq 100 ETF	3,587		1,086,753
State Street SPDR S&P Kensho New Economies Composite ETF (a)	17,130		1,224,795
			4,804,885

Core Funds - 40.4%
Invesco S&P 500 Momentum ETF	8,701		1,405,560
iShares Edge MSCI USA Momentum Factor ETF (a)	5,465		1,873,566
iShares MSCI USA Value Factor ETF	11,784		2,354,561
Schwab U.S. Large-Cap Growth ETF	73,130		2,474,719
Vanguard Growth ETF (a)	34,851		3,002,065
Wisdomtree US Quality Growth Fund	27,876		1,840,652
			12,951,123

Sector Funds - 42.2%
First Trust NASDAQ Clean Edge Green Energy Index Fund (a)	19,168		1,175,382
First Trust NASDAQ-100 Technology Index Fund	3,397		1,136,942
Global X Lithium & Battery Tech ETF	18,468		1,445,675
Invesco WilderHill Clean Energy ETF	27,660		1,079,017
iShares Global Clean Energy ETF (a)	59,458		1,218,294
iShares MSCI South Korea ETF	5,922		1,195,652
iShares Semiconductor ETF (a)	2,262		1,449,399
iShares U.S. Oil Equipment & Services ETF	38,316		1,030,700
State Street SPDR S&P Semiconductor ETF (a)	3,034		1,892,306
VanEck Semiconductor ETF (a)	2,883		1,890,931
			13,514,298
TOTAL INVESTMENT COMPANIES (Cost $23,098,426)			31,270,306

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.9%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (b)	5,100,117		5,100,117
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,100,117)			5,100,117

MONEY MARKET FUNDS - 2.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	796,107		796,107
TOTAL MONEY MARKET FUNDS (Cost $796,107)			796,107

TOTAL INVESTMENTS - 116.0% (Cost $28,994,650)			37,166,530
Liabilities in Excess of Other Assets - (16.0)%		(0.15950)	(5,112,628)
TOTAL NET ASSETS - 100.0%			$ 32,053,902

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $5,155,317.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FundX Aggressive ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$ 31,270,306	$ –	$ –	$ 31,270,306
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	5,100,117
Money Market Funds	796,107	–	–	796,107
Total Investments	$ 32,066,413	$ –	$ –	$ 37,166,530

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.